Cover	Nov. 05, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 05, 2026
Entity Registrant Name	NLIGHT, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38462
Entity Tax Identification Number	91-2066376
Entity Address, Address Line One	4637 NW 18th Avenue
Entity Address, City or Town	Camas
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	98607
City Area Code	360
Local Phone Number	566-4460
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	LASR
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001124796
Amendment Flag	false